Note 23. Segmented Information	12 Months Ended
Oct. 31, 2012
Segment Reporting Disclosure [Text Block]
23.    Segmented Information

Nordion operates as a global life sciences company with three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes. These segments are organized predominantly around the products and services provided to customers identified for the businesses.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There are no significant inter-segment transactions. Segmented earnings are computed by accumulating the segment’s operating income, interest costs, other expenses and foreign exchange translations. The corporate segment results include the incremental cost of corporate overhead in excess of the amount allocated to the other operating segments, as well as certain other costs and income items that do not pertain to a business segment. Management does not track or allocate assets on a business segment basis.  Accordingly, assets and additions to assets are not disclosed on a business segment basis in the following financial information.  Related expenses, such as depreciation, are allocated to each segment and reported appropriately herein.

On September 12, 2012, the Company announced a strategic realignment that resulted in changes to the segments. The following segmented information results reflect the Company’s new segment structure.  The primary change to Company’s segment reporting is that Contract Manufacturing is now reported in Medical Isotopes whereas previously it was reported in Targeted Therapies.  Prior years have been restated to reflect this change.

The information presented below is for continuing operations.

				Year ended October 31, 2012
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$48,451	$95,434	$100,955	$-	$244,840
Direct cost of revenues	13,726	42,284	54,982	-	110,992
Selling, general and administration(a)	16,565	13,766	14,189	9,908	54,428
Other expense (income), net(b)	4,082	347	2,345	(1,202)	5,572
Segment earnings (loss)	$14,078	$39,037	$29,439	$(8,706)	$73,848
Depreciation and amortization	1,609	4,850	10,621	-	17,080
Restructuring recovery, net					1,781
AECL arbitration and legal costs					5,576
Litigation accruals (Note 25)					24,058
Loss on Celerion note receivable					2,411
Internal investigation costs (Note 24)					9,827
Change in fair value of embedded derivatives					12,020
Operating income from continuing operations					$1,095

(a)	excludes AECL arbitration and legal costs of $5.6 million and internal investigation costs of $9.8 million

(b)	excludes estimated litigation accruals of $24.1 million (Note 25) and loss on Celerion note receivable of $2.4 million

				Year ended October 31, 2011
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$42,576	$108,662	$122,789	$-	$274,027
Direct cost of revenues	12,590	47,308	66,178	-	126,076
Selling, general and administration(a)	14,067	15,007	16,055	7,806	52,935
Other expense, net (b)	3,267	207	2,214	4,552	10,240
Segment earnings (loss)	$12,652	$46,140	$38,342	$(12,358)	$84,776
Depreciation and amortization	1,480	6,719	14,138	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977

(a)  excludes AECL arbitration and legal costs of $12.2 million

(b)  excludes gain on sale of investment of $1.7 million

				Year ended October 31, 2010
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$29,040	$103,556	$89,372	$-	$221,968
Direct cost of revenues	6,556	41,642	56,479	-	104,677
Selling, general and administration(a)	10,692	14,447	17,702	48,238	91,079
Other expense, net(b)	2,730	13	1,757	17,871	22,371
Segment earnings (loss)	$9,062	$47,454	$13,434	$(66,109)	$3,841
Depreciation and amortization	1,160	5,156	10,231	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)

(a)	excludes AECL arbitration and legal costs of $9.2 million

(b)	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million

Revenues by geographic location are summarized below:

Years ended October 31	Canada	US	Europe	Other	Total
2012	$10,147	$165,944	$23,960	$44,789	$244,840
2011	$6,360	$178,213	$26,565	$62,889	$274,027
2010	$6,775	$136,834	$20,831	$57,528	$221,968

All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada. All of the goodwill is carried in Canada and allocated to Sterilization Technologies, $1.9 million, and Medical Isotopes, $0.6 million.

Significant customers

For the year ended October 31, 2012, one major customer in Medical Isotopes segment accounted for $51.8 million or 21% (2011 ― $60.8 million or 22%; 2010 ― $20.6 million or 9%) of the Company’s revenues.